Consolidated Statements of Convertible Preferred Shares and Shareholders’ (Deficiency) Equity - USD ($) $ in Thousands	Convertible Preferred shares	Ordinary shares		Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2020	$ 53,964			$ 17,140	$ (25,569)	$ (8,429)
Balance (in Shares) at Dec. 31, 2020	13,739,186	40,433,578
Exercise of Warrants to Ordinary shares
Exercise of Warrants to Ordinary shares (in Shares)		9,053
Issuance of Ordinary shares upon exercise of share options				111		111
Issuance of Ordinary shares upon exercise of share options (in Shares)		86,282
Share-based compensation				812		812
Net loss					(27,271)	(27,271)
Balance at Dec. 31, 2021	$ 53,964			18,063	(52,840)	(34,777)
Balance (in Shares) at Dec. 31, 2021	13,739,186	40,528,913	[1]
Exercise of Warrants to Ordinary shares				3,335		3,335
Exercise of Warrants to Ordinary shares (in Shares)		1,612,980
Issuance of shares in connection with SPAC merger and PIPE financing				74,952		74,952
Issuance of shares in connection with SPAC merger and PIPE financing (in Shares)		12,435,849
Conversion of convertible preferred shares in connection with SPAC merger	$ (53,964)			53,964		53,964
Conversion of convertible preferred shares in connection with SPAC merger (in Shares)	(13,739,186)	14,270,797
Conversion of Warrants to Convertible Preferred shares in connection with SPAC merger				35,170		35,170
Vesting of RSUs
Vesting of RSUs (in Shares)		232,361
Issuance of Ordinary shares upon exercise of share options				27		27
Issuance of Ordinary shares upon exercise of share options (in Shares)		24,100
Share-based compensation				6,748		6,748
Net loss					(33,762)	(33,762)
Balance at Dec. 31, 2022				192,259	(86,602)	105,657
Balance (in Shares) at Dec. 31, 2022		69,105,000
Exercise of Warrants to Ordinary shares
Exercise of Warrants to Ordinary shares (in Shares)		68,221
Vesting of RSUs
Vesting of RSUs (in Shares)		453,831
Issuance of Ordinary shares upon exercise of share options				49		49
Issuance of Ordinary shares upon exercise of share options (in Shares)		43,560
Share-based compensation				7,926		7,926
Net loss					(29,157)	(29,157)
Balance at Dec. 31, 2023				$ 200,234	$ (115,759)	$ 84,475
Balance (in Shares) at Dec. 31, 2023		69,670,612

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 12, Shareholders’ (deficiency) equity, for details.